UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through April 30, 2005


ITEM 1. REPORTS TO SHAREHOLDERS


                                 [PHOTO OMITTED]

                                          CALAMOS(R) STRATEGIC TOTAL RETURN FUND

                                                SEMIANNUAL REPORT APRIL 30, 2005

                                                                 [LOGO](R)
                                                          CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter ........................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statement of Changes In Net Assets ........................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   20

Report of Independent Registered Public
   Accounting Firm ........................................................   21

Other Information .........................................................   22

President's Letter

[PHOTO OMITTED]

Dear Shareholder,

This semi-annual report covers the period of November 1, 2004, to April 30, 2005, a period where the markets demonstrated their propensity to surge--and decline--in relatively short periods of time. For example, while most of 2004's return came in the latter two months of that calendar year, the markets gave a good portion back in the early months of 2005. It is our belief that historically, the market's upside trend outpaces the downside, an observation which keeps us fully invested and focused on risk management throughout the full course of the market cycle.

Your fund, the CALAMOS STRATEGIC TOTAL RETURN FUND (NYSE: CSQ), provides a prime example of our risk-managed total return focus at work. Designed to provide total return, through a combination of capital appreciation and current income, the Fund makes use of equity, convertible and high-yield securities in a flexible, opportunistic manner to achieve this goal. The Fund typically allocates a significant portion of assets to equities while allowing for current income from convertible and high-yield bonds. It's important to note that these non-equity securities also provide the opportunity for capital appreciation, as they are more equity sensitive than traditional fixed income allocations.

During the period of this report, as well as since its inception, the Fund's portfolio has demonstrated its ability to provide ample income and provide a total return that is in line with that of the equity market. However, the Fund's market price trailed that of the value of the underlying portfolio (otherwise known as net asset value or NAV) during the period, meaning that it has traded at a discount. As a refresher to some of our shareholders, a closed-end fund is traded on an exchange, where buyers and sellers determine the price of the fund. The fund thus may trade at a premium (higher than NAV) or at a discount (lower than NAV). While we are not satisfied that the market has not fully realized the value of the underlying portfolio's performance to date as well as its potential, we continue to expand our communication efforts in order to help both current and prospective investors appreciate the Fund's merits.

Another important development during the period was the Board of Trustees' ratification of a level-rate distribution policy for the Fund, announced in April of 2005. We recognize how important stability of income can be, particularly to closed-end fund investors, and sought to formalize the Fund's goal of providing such stability. Moreover, in announcing our commitment to a level-rate policy, we also raised the monthly

CALAMOS STRATEGIC TOTAL RETURN FUND

The views expressed in this report reflect those of Calamos Advisors LLC through June 20, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.


                                                   Strategic Total Return Fund
                                         President's Letter  SEMIANNUAL REPORT 1

President's Letter

dividend rate to 8.75 cents per share or $1.05 per share on an annual basis. The new distribution rate represented a 16.7% increase compared to the prior monthly distribution rate, and an annualized rate of 7.74% based on the Fund's market price of $13.57 on April 30, 2005, or an annualized rate of 7.00% based on the Fund's offering price of $15.00. We believe that the adoption of a level rate distribution policy has the potential to serve the long-term interests of you as a CSQ shareholder, as consistent, dependable distributions can be an important component of your total return goals. If any distribution exceeds the Fund's net investment company taxable income, the excess generally will be a tax-free return of capital.

The Fund seeks total return through a combination of capital appreciation and current income. While we are currently producing a steady rate of distribution income, the potential to earn capital gains often comes from market spikes--which are not so steady. There is no guarantee that the Fund will realize capital gains in any given year. However, we believe the Fund is well positioned to participate in the market's upside movements when they occur, while delivering steady distributions. Over time, this combination has the potential to produce significant long-term total returns for our shareholders.

Together, the Fund's portfolio management team's risk-managed approach, communications efforts, and dividend policy are all designed to enhance the value of your investment. We believe that the Fund's flexible mandate and its focus on long-term equity participation provides the potential to create long term wealth for shareholders, while our risk management and dividend commitment provide downside protection and current, dependable income. As a portfolio manager--and shareholder--I remain committed to striving to help you meet your long-term investment goals. Thank you for your confidence in CALAMOS INVESTMENTS and CSQ.

Sincerely,


/s/ John P. Calamos

JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer


  Strategic Total Return Fund
2 SEMIANNUAL REPORT  President's Letter

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS (47.8%)
                      CONSUMER DISCRETIONARY (11.9%)
$  4,999,000          Accuride Corp.*
                      8.500%, 02/01/15                          $     4,724,055
   4,545,000          Asbury Automotive Group, Inc.^
                      8.000%, 03/15/14                                4,181,400
   7,272,000          Aztar Corp.^
                      7.875%, 06/15/14                                7,653,780
  10,321,000          Beazer Homes USA, Inc.
                      8.375%, 04/15/12                               10,991,865
   4,545,000          Boyd Gaming Corp.^
                      7.750%, 12/15/12                                4,794,975
   7,726,000 GBP      EMI Group, PLC
                      8.250%, 05/20/08                               15,982,977
  18,179,000          Goodyear Tire & Rubber Company^
                      7.857%, 08/15/11                               16,451,995
   8,181,000          Hovnanian Enterprises, Inc.^
                      7.750%, 05/15/13                                8,365,072
   6,363,000          IMAX Corp.^
                      9.625%, 12/01/10                                6,760,687
   8,635,000          Intrawest Corp.^
                      7.500%, 10/15/13                                8,635,000
   6,916,000          Jarden Corp.
                      9.750%, 05/01/12                                7,400,120
   4,545,000          Kellwood Company
                      7.625%, 10/15/17                                4,847,947
   6,817,000          Landry's Restaurants, Inc.*
                      7.500%, 12/15/14                                6,373,895
                      Mandalay Resort Group^
  19,583,000          10.250%, 08/01/07                              21,590,257
   5,908,000          7.625%, 07/15/13                                6,129,550
  11,816,000          Meritage Corp.^
                      7.000%, 05/01/14                               11,756,920
   5,454,000          NCL Holding, ASA*
                      10.625%, 07/15/14                               5,617,620
   4,545,000          Oxford Industries, Inc.
                      8.875%, 06/01/11                                4,726,800
                      Pinnacle Entertainment, Inc.
   8,181,000          8.250%, 03/15/12                                8,058,285
   4,677,000          8.750%, 10/01/13^                               4,723,770
   9,103,000          Reader's Digest Association, Inc.^
                      6.500%, 03/01/11                                9,080,243
   9,089,000 CAD      Rogers Wireless, Inc.
                      7.625%, 12/15/11                                7,421,877
   5,908,000 CAD      Rogers Cable, Inc.
                      7.250%, 12/15/11                                4,742,176
  11,816,000          Royal Caribbean Cruises, Ltd.^
                      7.500%, 10/15/27                               12,406,800
   7,726,000          Spanish Broadcasting Systems, Inc.
                      9.625%, 11/01/09                                8,102,643
   4,545,000          Speedway Motorsports, Inc.
                      6.750%, 06/01/13                                4,596,131

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$ 13,634,000          Standard Pacific Corp.
                      9.250%, 04/15/12                          $    15,065,570
   7,726,000          Stoneridge, Inc.
                      11.500%, 05/01/12                               8,228,190
   4,545,000          Vail Resorts, Inc.
                      6.750%, 02/15/14                                4,499,550
                      Warner Music Group
  16,816,000          7.375%, 04/15/14                               16,900,080
   2,272,000 GBP      8.125%, 04/15/14                                4,528,149
                                                                ---------------
                                                                    265,338,379
                                                                ---------------
                      CONSUMER STAPLES (3.8%)
   7,726,000          Central Garden & Pet Company
                      9.125%, 02/01/13                                8,344,080
  13,407,000          Chiquita Brands International, Inc.^
                      7.500%, 11/01/14                               12,334,440
  10,453,000          Del Monte Foods Company
                      8.625%, 12/15/12                               11,236,975
  15,452,000          Jean Coutu Group, Inc.^
                      8.500%, 08/01/14                               14,640,770
                      Rayovac Corp.^
  21,815,000          7.375%, 02/01/15*                              21,269,625
   5,454,000          8.500%, 10/01/13                                5,631,255
   5,726,000          Revlon Consumer Products Corp.*^
                      9.500%, 04/01/11                                5,539,905
   4,274,000          WH Intermediate Holdings, Ltd.
                      9.500%, 04/01/11                                4,573,180
                                                                ---------------
                                                                     83,570,230
                                                                ---------------
                      ENERGY (5.8%)
                      Chesapeake Energy Corp.
   6,363,000          6.875%, 01/15/16                                6,363,000
   3,636,000          7.500%, 06/15/14^                               3,826,890
   3,636,000          Comstock Resources, Inc.
                      6.875%, 03/01/12                                3,563,280
  13,452,000          Giant Industries, Inc.^
                      8.000%, 05/15/14                               13,586,520
   4,545,000          Houston Exploration Company
                      7.000%, 06/15/13                                4,590,450
   4,545,000          KCS Energy, Inc.
                      7.125%, 04/01/12                                4,522,275
     909,000          Lone Star Technologies, Inc.
                      9.000%, 06/01/11                                  958,995
                      Overseas Shipholding Group, Inc.
   7,272,000          7.500%, 02/15/24                                7,017,480
   2,272,000          8.750%, 12/01/13                                2,521,920
                      Petroleo Brasileiro, SA
  14,998,000          9.125%, 07/02/13                               16,497,800
  14,089,000          8.375%, 12/10/18^                              14,458,836
                      Premcor Refining Group, Inc.
   7,272,000          7.750%, 02/01/12^                               7,853,760
   6,363,000          7.500%, 06/15/15                                6,872,040
  10,294,000          Swift Energy Company
                      9.375%, 05/01/12                               11,066,050


                                                   Strategic Total Return Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 3

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  6,863,000          Whiting Petroleum Corp.
                      7.250%, 05/01/12                          $     6,863,000
  18,179,000          Williams Companies, Inc.^
                      7.750%, 06/15/31                               19,269,740
                                                                ---------------
                                                                    129,832,036
                                                                ---------------
                      FINANCIALS (2.7%)
  36,358,000          Dow Jones TRAC-X North America
                      High Yield Series 4 June 2010 Trust 3*^
                      8.000%, 06/29/10                               35,767,183
  13,634,000          Leucadia National Corp.
                      7.000%, 08/15/13                               13,702,170
   9,544,000          Senior Housing Properties Trust
                      8.625%, 01/15/12                               10,402,960
                                                                ---------------
                                                                     59,872,313
                                                                ---------------
                      HEALTH CARE (4.5%)
   4,181,000          Alpharma, Inc.^*
                      8.625%, 05/01/11                                4,076,475
   4,545,000          Ameripath, Inc.
                      10.500%, 04/01/13                               4,567,725
   3,318,000          Bausch & Lomb, Inc.
                      7.125%, 08/01/28                                3,417,540
  12,725,000          Beverly Enterprises, Inc.
                      7.875%, 06/15/14                               13,997,500
   5,454,000          Leiner Health Products Group, Inc.
                      11.000%, 06/01/12                               5,781,240
   9,998,000          MedCath Corp.^
                      9.875%, 07/15/12                               10,947,810
   5,453,000          Psychiatric Solutions, Inc.
                      10.625%, 06/15/13                               6,052,830
   4,545,000          Quintiles Transnational Corp.^
                      10.000%, 10/01/13                               4,931,325
  17,270,000          Service Corp. International^
                      6.750%, 04/01/16                               16,536,025
  16,088,000          Tenet Healthcare Corp.*
                      9.250%, 02/01/15                               16,168,440
  12,271,000          Vanguard Health Systems, Inc.
                      9.000%, 10/01/14                               12,853,873
                                                                ---------------
                                                                     99,330,783
                                                                ---------------
                      INDUSTRIALS (5.7%)
  15,452,000 EUR      AGCO Corp.
                      6.875%, 04/15/14                               20,878,636
   6,045,000          American Airlines, Inc.^
                      7.250%, 02/05/09                                5,742,750
   2,727,000          Armor Holdings, Inc.^
                      8.250%, 08/15/13                                2,904,255
                      CNH Global, NV*
  12,271,000          9.250%, 08/01/11                               12,577,775
   2,727,000          9.250%, 08/01/11                                2,795,175
  12,271,000          Cummins, Inc.^
                      9.500%, 12/01/10                               13,252,680
   3,239,000          Gardner Denver, Inc.*
                      8.000%, 05/01/13                                3,255,195

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  8,635,000          General Cable Corp.
                      9.500%, 11/15/10                          $     9,196,275
  15,452,000          Hutchison Whampoa, Ltd.*^
                      6.250%, 01/24/14                               16,340,196
   9,089,000          Jacuzzi Brands, Inc.
                      9.625%, 07/01/10                                9,770,675
                      Manitowoc Company, Inc.
   3,413,000          10.500%, 08/01/12                               3,814,028
   2,954,000 EUR      10.375%, 05/15/11                               4,210,002
   4,545,000          Monitronics International, Inc.
                      11.750%, 09/01/10                               4,874,513
   5,454,000          Navistar International Corp.^
                      7.500%, 06/15/11                                5,181,300
   2,727,000          Orbital Sciences Corp.
                      9.000%, 07/15/11                                2,972,430
   4,545,000          Sequa Corp.
                      8.875%, 04/01/08                                4,704,075
   4,545,000          United Rentals, Inc.^
                      7.000%, 02/15/14                                4,113,225
                                                                ---------------
                                                                    126,583,185
                                                                ---------------
                      INFORMATION TECHNOLOGY (5.4%)
  21,815,000          Advanced Micro Devices, Inc.^
                      7.750%, 11/01/12                               20,560,637
  12,725,000          Avnet, Inc.
                      9.750%, 02/15/08                               14,252,000
   7,726,000          Celestica, Inc.^
                      7.875%, 07/01/11                                7,726,000
   4,545,000          Freescale Semiconductor, Inc.^
                      7.125%, 07/15/14                                4,749,525
                      Iron Mountain, Inc.
   9,998,000          6.625%, 01/01/16                                8,948,210
   2,272,000 GBP      7.250%, 04/15/14*                               3,964,839
                      Lucent Technologies, Inc.
  11,544,000          6.500%, 01/15/28                                9,725,820
   5,931,000          6.450%, 03/15/29^                               5,033,936
   6,363,000          Sanmina-Sci Corp.^
                      10.375%, 01/15/10                               6,999,300
   4,545,000          Stratus Technologies, Inc.^
                      10.375%, 12/01/08                               4,454,100
  13,634,000          Telcordia Technologies*
                      10.000%, 03/15/13                              13,224,980
                      Xerox Corp.^
  10,907,000          8.000%, 02/01/27                               11,070,605
   9,089,000          7.625%, 06/15/13                                9,747,953
                                                                ---------------
                                                                    120,457,905
                                                                ---------------
                      MATERIALS (5.3%)
   7,726,000          Aleris International, Inc.
                      10.375%, 10/15/10                               8,440,655
  10,907,000          Arch Western Finance, LLC
                      6.750%, 07/01/13                               10,988,802
   2,727,000          Century Aluminum Company^
                      7.500%, 08/15/14                                2,686,095
  14,298,000          Freeport-McMoRan Copper & Gold, Inc.^
                      10.125%, 02/01/10                              15,727,800


  Strategic Total Return Fund
4 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  8,635,000          Georgia-Pacific Corp.
                      7.375%, 12/01/25                          $     8,667,381
   1,877,000          Graham Packaging Holdings Company*^
                      9.875%, 10/15/14                                1,801,920
   9,089,000          IPSCO, Inc.
                      8.750%, 06/01/13                               10,134,235
   7,499,000          Novelis, Inc.*
                      7.250%, 02/15/15                                7,292,777
   4,545,000          Polyone Corp.^
                      10.625%, 05/15/10                               5,033,588
   7,726,000          Steel Dynamics, Inc.
                      9.500%, 03/15/09^                               8,305,450
  10,907,000          Texas Industries, Inc.
                      10.250%, 06/15/11                              12,297,643
   7,272,000          U.S. Concrete, Inc.
                      8.375%, 04/01/14                                7,072,020
                      Union Carbide Corp.
   9,953,000          7.875%, 04/01/23^                              10,916,271
   7,862,000          7.500%, 06/01/25                                8,436,744
                                                                ---------------
                                                                    117,801,381
                                                                ---------------
                      TELECOMMUNICATION SERVICES (2.1%)
                      Alamosa Holdings, Inc.
  11,816,000          8.500%, 01/31/12^                              12,288,640
   4,545,000          11.000%, 07/31/10                               5,096,081
  19,997,000          AT&T Corp.
                      9.750%, 11/15/31                               24,996,250
   4,090,000          IPCS Escrow Company
                      11.500%, 05/01/12                               4,539,900
                                                                ---------------
                                                                     46,920,871
                                                                ---------------
                      UTILITIES (0.6%)
   5,454,000          Calpine Corp.^
                      8.500%, 02/15/11                                2,713,365
  10,907,000          Edison International
                      7.730%, 06/15/09                               11,234,210
                                                                ---------------
                                                                     13,947,575
                                                                ---------------
                      TOTAL CORPORATE BONDS
                      (Cost $1,062,905,341)                       1,063,654,658
                                                                ===============

CONVERTIBLE BONDS (4.0%)
                      CONSUMER DISCRETIONARY (0.9%)
   7,000,000          General Motors Corp.+
                      6.250%, 07/15/33                                5,275,200
  14,000,000          Walt Disney Company^
                      2.125%, 04/15/23                               14,770,000
                                                                ---------------
                                                                     20,045,200
                                                                ---------------
                      ENERGY (0.8%)
  15,000,000          Repsol Ypf, SA
                      4.500%, 01/26/11                               17,866,691
                                                                ---------------
                      FINANCIALS (0.4%)
   8,700,000          Host Marriott Corp.*^
                      3.250%, 04/15/24                                9,417,750
                                                                ---------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      INDUSTRIALS (0.6%)
$  9,000,000          GATX Corp.
                      7.500%, 02/01/07                          $    10,451,250
   2,778,000          Quanta Services Inc.
                      4.500%, 10/01/23                                2,784,945
                                                                ---------------
                                                                     13,236,195
                                                                ---------------
                      INFORMATION TECHNOLOGY (0.7%)
  16,500,000          Advanced Micro Devices, Inc.^++
                      4.750%, 02/01/22                               15,489,375
                                                                ---------------
                      MATERIALS (0.6%)
  10,700,000          Freeport-McMoRan Copper & Gold, Inc.
                      7.000%, 02/11/11                               13,629,125
                                                                ---------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost $98,430,469)                             89,684,336
                                                                ===============

SYNTHETIC CONVERTIBLE SECURITIES (5.6%)
CORPORATE BONDS (4.8%)
                      CONSUMER DISCRETIONARY (1.2%)
     501,000          Accuride Corp.*
                      8.500%, 02/01/15                                  473,445
     455,000          Asbury Automotive Group, Inc.^
                      8.000%, 03/15/14                                  418,600
     728,000          Aztar Corp.^
                      7.875%, 06/15/14                                  766,220
   1,034,000          Beazer Homes USA, Inc.
                      8.375%, 04/15/12                                1,101,210
     455,000          Boyd Gaming Corp.^
                      7.750%, 12/15/12                                  480,025
     774,000 GBP      EMI Group, PLC
                      8.250%, 05/20/08                                1,601,194
   1,821,000          Goodyear Tire & Rubber Company^
                      7.857%, 08/15/11                                1,648,005
     819,000          Hovnanian Enterprises, Inc.^
                      7.750%, 05/15/13                                  837,427
     637,000          IMAX Corp.^
                      9.625%, 12/01/10                                  676,813
     865,000          Intrawest Corp.^
                      7.500%, 10/15/13                                  865,000
     693,000          Jarden Corp.
                      9.750%, 05/01/12                                  741,510
     455,000          Kellwood Company
                      7.625%, 10/15/17                                  485,328
     683,000          Landry's Restaurants, Inc.*
                      7.500%, 12/15/14                                  638,605
                      Mandalay Resort Group^
   1,962,000          10.250%, 08/01/07                               2,163,105
     592,000          7.625%, 07/15/13                                  614,200
   1,184,000          Meritage Corp.^
                      7.000%, 05/01/14                                1,178,080
     546,000          NCL Holding, ASA*
                      10.625%, 07/15/14                                 562,380
     455,000          Oxford Industries, Inc.
                      8.875%, 06/01/11                                  473,200


                                                   Strategic Total Return Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 5

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      Pinnacle Entertainment, Inc.
$    819,000          8.250%, 03/15/12                          $       806,715
     468,000          8.750%, 10/01/13^                                 472,680
     912,000          Reader's Digest Association, Inc.^
                      6.500%, 03/01/11                                  909,720
     911,000 CAD      Rogers Wireless, Inc.
                      7.625%, 12/15/11                                  743,902
     592,000 CAD      Rogers Cable, Inc.
                      7.250%, 12/15/11                                  475,181
   1,184,000          Royal Caribbean Cruises, Ltd.^
                      7.500%, 10/15/27                                1,243,200
     774,000          Spanish Broadcasting Systems, Inc.
                      9.625%, 11/01/09                                  811,733
     455,000          Speedway Motorsports, Inc.
                      6.750%, 06/01/13                                  460,119
   1,366,000          Standard Pacific Corp.
                      9.250%, 04/15/12                                1,509,430
     774,000          Stoneridge, Inc.
                      11.500%, 05/01/12                                 824,310
     455,000          Vail Resorts, Inc.
                      6.750%, 02/15/14                                  450,450
                      Warner Music Group
   1,684,000          7.375%, 04/15/14                                1,692,420
     228,000 GBP      8.125%, 04/15/14                                  454,409
                                                                ---------------
                                                                     26,578,616
                                                                ---------------
                      CONSUMER STAPLES (0.4%)
     774,000          Central Garden & Pet Company
                      9.125%, 02/01/13                                  835,920
   1,343,000          Chiquita Brands International, Inc.^
                      7.500%, 11/01/14                                1,235,560
   1,047,000          Del Monte Foods Company
                      8.625%, 12/15/12                                1,125,525
   1,548,000          Jean Coutu Group, Inc.^
                      8.500%, 08/01/14                                1,466,730
                      Rayovac Corp.^
   2,185,000          7.375%, 02/01/15*                               2,130,375
     546,000          8.500%, 10/01/13                                  563,745
     574,000          Revlon Consumer Products Corp.*^
                      9.500%, 04/01/11                                  555,345
     428,000          WH Intermediate Holdings, Ltd.
                      9.500%, 04/01/11                                  457,960
                                                                ---------------
                                                                      8,371,160
                                                                ---------------
                      ENERGY (0.6%)
                      Chesapeake Energy Corp.
     637,000          6.875%, 01/15/16                                  637,000
     364,000          7.500%, 06/15/14^                                 383,110
     364,000          Comstock Resources, Inc.
                      6.875%, 03/01/12                                  356,720
   1,348,000          Giant Industries, Inc.^
                      8.000%, 05/15/14                                1,361,480
     455,000          Houston Exploration Company
                      7.000%, 06/15/13                                  459,550
     455,000          KCS Energy, Inc.
                      7.125%, 04/01/12                                  452,725

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$     91,000          Lone Star Technologies, Inc.
                      9.000%, 06/01/11                          $        96,005
                      Overseas Shipholding Group, Inc.
     728,000          7.500%, 02/15/24                                  702,520
     228,000          8.750%, 12/01/13                                  253,080
                      Petroleo Brasileiro, SA
   1,502,000          9.125%, 07/02/13                                1,652,200
   1,411,000          8.375%, 12/10/18^                               1,448,039
                      Premcor Refining Group, Inc.
     728,000          7.750%, 02/01/12^                                 786,240
     637,000          7.500%, 06/15/15                                  687,960
   1,031,000          Swift Energy Company
                      9.375%, 05/01/12                                1,108,325
     687,000          Whiting Petroleum Corp.
                      7.250%, 05/01/12                                  687,000
   1,821,000          Williams Companies, Inc.^
                      7.750%, 06/15/31                                1,930,260
                                                                ---------------
                                                                     13,002,214
                                                                ---------------
                      FINANCIALS (0.3%)
   3,642,000          Dow Jones TRAC-X North America
                      High Yield Series 4 June 2010 Trust 3*^
                      8.000%, 06/29/10                                3,582,817
   1,366,000          Leucadia National Corp.
                      7.000%, 08/15/13                                1,372,830
     956,000          Senior Housing Properties Trust
                      8.625%, 01/15/12                                1,042,040
                                                                ---------------
                                                                      5,997,687
                                                                ---------------
                      HEALTH CARE (0.4%)
     419,000          Alpharma, Inc.*^
                      8.625%, 05/01/11                                  408,525
     455,000          Ameripath, Inc.
                      10.500%, 04/01/13                                 457,275
     332,000          Bausch & Lomb, Inc.
                      7.125%, 08/01/28                                  341,960
   1,275,000          Beverly Enterprises, Inc.
                      7.875%, 06/15/14                                1,402,500
     546,000          Leiner Health Products Group, Inc.
                      11.000%, 06/01/12                                 578,760
   1,002,000          MedCath Corp.^
                      9.875%, 07/15/12                                1,097,190
     546,000          Psychiatric Solutions, Inc.
                      10.625%, 06/15/13                                 606,060
     455,000          Quintiles Transnational Corp.^
                      10.000%, 10/01/13                                 493,675
   1,730,000          Service Corp. International^
                      6.750%, 04/01/16                                1,656,475
   1,612,000          Tenet Healthcare Corp.*
                      9.250%, 02/01/15                                1,620,060
   1,229,000          Vanguard Health Systems, Inc.
                      9.000%, 10/01/14                                1,287,378
                                                                ---------------
                                                                      9,949,858
                                                                ---------------


  Strategic Total Return Fund
6 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      INDUSTRIALS (0.6%)
$  1,548,000 EUR      AGCO Corp.
                      6.875%, 04/15/14                          $     2,091,647
     605,000          American Airlines, Inc.^
                      7.250%, 02/05/09                                  574,750
     273,000          Armor Holdings, Inc.^
                      8.250%, 08/15/13                                  290,745
                      CNH Global, NV*
   1,229,000          9.250%, 08/01/11                                1,259,725
     273,000          9.250%, 08/01/11                                  279,825
   1,229,000          Cummins, Inc.^
                      9.500%, 12/01/10                                1,327,320
     324,000          Gardner Denver, Inc.*
                      8.000%, 05/01/13                                  325,620
     865,000          General Cable Corp.
                      9.500%, 11/15/10                                  921,225
   1,548,000          Hutchison Whampoa, Ltd.*^
                      6.250%, 01/24/14                                1,636,981
     911,000          Jacuzzi Brands, Inc.
                      9.625%, 07/01/10                                  979,325
                      Manitowoc Company, Inc.
     342,000          10.500%, 08/01/12                                 382,185
     296,000 EUR      10.375%, 05/15/11                                 421,855
     455,000          Monitronics International, Inc.
                      11.750%, 09/01/10                                 487,987
     546,000          Navistar International Corp.^
                      7.500%, 06/15/11                                  518,700
     273,000          Orbital Sciences Corp.
                      9.000%, 07/15/11                                  297,570
     455,000          Sequa Corp.
                      8.875%, 04/01/08                                  470,925
     455,000          United Rentals, Inc.^
                      7.000%, 02/15/14                                  411,775
                                                                ---------------
                                                                     12,678,160
                                                                ---------------
                      INFORMATION TECHNOLOGY (0.5%)
   2,185,000          Advanced Micro Devices, Inc.^
                      7.750%, 11/01/12                                2,059,362
   1,275,000          Avnet, Inc.
                      9.750%, 02/15/08                                1,428,000
     774,000          Celestica, Inc.^
                      7.875%, 07/01/11                                  774,000
     455,000          Freescale Semiconductor, Inc.^
                      7.125%, 07/15/14                                  475,475
                      Iron Mountain, Inc.
   1,002,000          6.625%, 01/01/16                                  896,790
     228,000 GBP      7.250%, 04/15/14*                                 397,880
                      Lucent Technologies, Inc.
   1,156,000          6.500%, 01/15/28                                  973,930
     594,000          6.450%, 03/15/29^                                 504,157
     637,000          Sanmina-Sci Corp.^
                      10.375%, 01/15/10                                 700,700
     455,000          Stratus Technologies, Inc.^
                      10.375%, 12/01/08                                 445,900

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  1,366,000          Telcordia Technologies*
                      10.000%, 03/15/13                         $     1,325,020
                      Xerox Corp.^
   1,093,000          8.000%, 02/01/27                                1,109,395
     911,000          7.625%, 06/15/13                                  977,048
                                                                ---------------
                                                                     12,067,657
                                                                ---------------
                      MATERIALS (0.5%)
     774,000          Aleris International, Inc.
                      10.375%, 10/15/10                                 845,595
   1,093,000          Arch Western Finance, LLC
                      6.750%, 07/01/13                                1,101,197
     273,000          Century Aluminum Company^
                      7.500%, 08/15/14                                  268,905
   1,432,000          Freeport-McMoRan Copper & Gold, Inc.^
                      10.125%, 02/01/10                               1,575,200
     865,000          Georgia-Pacific Corp.
                      7.375%, 12/01/25                                  868,244
     188,000          Graham Packaging Holdings Company*^
                      9.875%, 10/15/14                                  180,480
     911,000          IPSCO, Inc.
                      8.750%, 06/01/13                                1,015,765
     751,000          Novelis, Inc.*
                      7.250%, 02/15/15                                  730,347
     455,000          Polyone Corp.^
                      10.625%, 05/15/10                                 503,912
     774,000          Steel Dynamics, Inc.
                      9.500%, 03/15/09^                                 832,050
   1,093,000          Texas Industries, Inc.
                      10.250%, 06/15/11                               1,232,358
     728,000          U.S. Concrete, Inc.
                      8.375%, 04/01/14                                  707,980
                      Union Carbide Corp.
     997,000          7.875%, 04/01/23^                               1,093,492
     788,000          7.500%, 06/01/25                                  845,606
                                                                ---------------
                                                                     11,801,131
                                                                ---------------
                      TELECOMMUNICATION SERVICES (0.2%)
                      Alamosa Holdings, Inc.
   1,184,000          8.500%, 01/31/12^                               1,231,360
     455,000          11.000%, 07/31/10                                 510,169
   2,003,000          AT&T Corp.
                      9.750%, 11/15/31                                2,503,750
     410,000          IPCS Escrow Company
                      11.500%, 05/01/12                                 455,100
                                                                ---------------
                                                                      4,700,379
                                                                ---------------
                      UTILITIES (0.1%)
     546,000          Calpine Corp.^
                      8.500%, 02/15/11                                  271,635
   1,093,000          Edison International
                      7.730%, 06/15/09                                1,125,790
                                                                ---------------
                                                                      1,397,425
                                                                ---------------
                      TOTAL CORPORATE BONDS                         106,544,287
                                                                ===============


                                                   Strategic Total Return Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 7

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
CONTRACTS                                                            VALUE
-------------------------------------------------------------------------------
OPTIONS (0.8%)
                      CONSUMER DISCRETIONARY (0.2%)
       1,600          eBay, Inc.#
                      Call, 01/20/07, Strike 42.50              $       544,000
       7,450          Home Depot, Inc.#
                      Call, 01/20/07, Strike 40.00                    2,458,500
       6,000          YUM! Brands, Inc.#
                      Call, 01/20/07, Strike 50.00                    2,880,000
                                                                ---------------
                                                                      5,882,500
                                                                ---------------
                      CONSUMER STAPLES (0.1%)
       3,000          Altria Group, Inc.#
                      Call, 01/20/07, Strike 65.00                    2,370,000
                                                                ---------------
                      ENERGY (0.1%)
         750          Amerada Hess Corp.#
                      Call, 01/20/07, Strike 100.00                     941,250
       3,800          Chevrontexaco Corp.#
                      Call, 01/20/07, Strike 60.00                    1,368,000
                                                                ---------------
                                                                      2,309,250
                                                                ---------------
                      FINANCIALS (0.2%)
       1,500          Allstate Corp.#
                      Call, 01/20/07, Strike 55.00                    1,005,000
       3,600          Citigroup, Inc.#
                      Call, 01/20/07, Strike 40.00                    3,348,000
                                                                ---------------
                                                                      4,353,000
                                                                ---------------
                      INFORMATION TECHNOLOGY (0.2%)
       4,800          Apple Computer, Inc.#
                      Call, 01/20/07, Strike 37.50                    3,888,000
                                                                ---------------
                      TOTAL OPTIONS                                  18,802,750
                                                                ===============

                      TOTAL SYNTHETIC CONVERTIBLE
                      SECURITIES (Cost $131,059,906)                125,347,037
                                                                ===============

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (19.1%)
                      CONSUMER DISCRETIONARY (4.1%)
   2,325,000          Ford Motor Company Capital Trust II
                      6.500%                                         90,558,750
                                                                ---------------
                      CONSUMER STAPLES (1.1%)
   1,105,000          Albertson's, Inc.
                      7.250%                                         23,713,300
                                                                ---------------
                      ENERGY (0.9%)
     200,000          Chesapeake Energy Corp.*
                      5.000%                                         19,875,000
                                                                ---------------
                      FINANCIALS (7.7%)
  25,000,000          Assurant, Inc.*
                      7.750%                                         25,487,500
     925,000          Chubb Corp.
                      7.000%                                         27,602,000
     650,000          Genworth Financial, Inc.
                      6.000%                                         20,832,500

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
     515,000          Hartford Financial Services Group, Inc.
                      7.000%                                    $    33,990,000
     850,000          Lehman Brothers Holdings, Inc.
                      6.250%                                         22,499,500
     460,000          Merrill Lynch & Company, Inc.
                      6.750%                                         15,894,380
     470,000          National Australia Bank, Ltd.
                      7.875%                                         17,813,000
      35,000          State Street Corp.
                      6.750%                                          7,301,000
                                                                ---------------
                                                                    171,419,880
                                                                ---------------
                      HEALTH CARE (2.3%)
     635,000          Baxter International, Inc.
                      7.000%                                         35,369,500
     314,000          Schering-Plough Corp.
                      6.000%                                         17,191,500
                                                                ---------------
                                                                     52,561,000
                                                                ---------------
                      INDUSTRIALS (0.8%)
   6,500,000 GBP      BAE Systems, PLC
                      7.750%                                         16,966,541
                                                                ---------------
                      INFORMATION TECHNOLOGY (1.3%)
     255,000          Xerox Corp.
                      6.250%                                         29,478,000
                                                                ---------------
                      UTILITIES (0.9%)
                      Southern Union Company
     200,000          5.000%                                         10,030,000
     150,000          5.750%                                         10,567,500
                                                                ---------------
                                                                     20,597,500
                                                                ---------------
                      TOTAL CONVERTIBLE PREFERRED STOCKS
                      (Cost $455,481,603)                           425,169,971
                                                                ===============

COMMON STOCKS (70.1%)
                      CONSUMER DISCRETIONARY (3.7%)
     577,000          General Motors Corp.^                          15,394,360
     750,000          Genuine Parts Company^                         32,175,000
     731,000          May Department Stores Company^                 25,643,480
     490,000          Maytag Corp.^<>                                 4,748,100
     300,000          Reader's Digest Association, Inc.               5,100,000
                                                                ---------------
                                                                     83,060,940
                                                                ---------------
                      CONSUMER STAPLES (3.1%)
     320,000          Altria Group, Inc.^                            20,796,800
     420,000          Reynolds American, Inc.^                       32,747,400
     696,200          Sara Lee Corp.^                                14,891,718
                                                                ---------------
                                                                     68,435,918
                                                                ---------------
                      ENERGY (8.0%)
   1,040,000          Chevrontexaco Corp.^                           54,080,000
     366,000          Conocophillips                                 38,375,100
     455,000          Kerr-Mcgee Corp.^                              35,308,000
     325,000          Marathon Oil Corporation                       15,135,250
      36,000 EUR      OMV, AG                                        11,087,695


  Strategic Total Return Fund
8 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
     395,000          PetroChina Company, Ltd.^                 $    23,585,450
                                                                ---------------
                                                                    177,571,495
                                                                ---------------
                      FINANCIALS (20.0%)
     732,900          Allstate Corp.                                 41,159,664
     980,000          Bank of America Corp.                          44,139,200
   1,372,000          Citigroup, Inc.                                64,429,120
     477,000          Federal National Mortgage Association<>        25,734,150
     220,000          Fidelity National Corp.<>                       7,064,200
     978,700          General Growth Properties, Inc.^<>             38,276,957
     230,000          IndyMac Bancorp, Inc.<>                         8,850,400
     176,000          Jefferson-Pilot Corp.                           8,836,960
     559,600          Mills Corp.                                    31,975,544
   1,395,100          New York Community Bancorp, Inc.               24,693,270
     118,900          UnionBanCal Corp.                               7,319,484
     855,000          Wachovia Corp.^                                43,758,900
   2,428,000          Washington Mutual, Inc.                       100,324,960
                                                                ---------------
                                                                    446,562,809
                                                                ---------------
                      HEALTH CARE (12.8%)
   4,146,000          Bristol-Myers Squibb Company^                 107,796,000
   1,300,000          Johnson & Johnson                              89,219,000
   1,755,000          Merck & Company, Inc.<>                        59,494,500
   1,082,000          Pfizer, Inc.                                   29,397,940
                                                                ---------------
                                                                    285,907,440
                                                                ---------------
                      INDUSTRIALS (7.5%)
     315,000          Caterpillar, Inc.<>                            27,735,750
     410,000          Emerson Electric Company                       25,694,700
     819,000          General Electric Company                       29,647,800
     450,000          Masco Corp.^                                   14,170,500
     350,000          R.R. Donnelley & Sons Company                  11,518,500
     870,000          Raytheon Company^                              32,720,700
     920,000          Waste Management, Inc.                         26,210,800
                                                                ---------------
                                                                    167,698,750
                                                                ---------------
                      INFORMATION TECHNOLOGY (3.3%)
   1,382,000          Intel Corp.                                    32,504,640
     650,000          Microsoft Corp.                                16,445,000
   1,500,000          Nokia Corp.                                    23,970,000
                                                                ---------------
                                                                     72,919,640
                                                                ---------------
                      MATERIALS (1.0%)
     215,000          Bemis Company, Inc.                             5,925,400
     280,000          Lubrizol Corp.                                 10,855,600
     270,000          RPM International, Inc.^                        4,657,500
                                                                ---------------
                                                                     21,438,500
                                                                ---------------
                      TELECOMMUNICATION SERVICES (10.7%)
     900,000 CAD      BCE Inc.                                       21,600,572
   1,850,000          Bellsouth Corp.^                               49,006,500

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
     950,000          MCI, Inc.^                                $    25,203,500
   3,071,000          SBC Communications, Inc.^                      73,089,800
   1,465,000          Sprint Corp.^                                  32,610,900
   1,039,000          Verizon Communications, Inc.                   37,196,200
                                                                ---------------
                                                                    238,707,472
                                                                ---------------
                      TOTAL COMMON STOCKS
                      (Cost $1,543,278,396)                       1,562,302,964
                                                                ===============

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0% )
$  1,374,000          Exxon Mobil Corporation
                      2.600%, 05/02/05                                1,373,901
  20,000,000 UBS      Finance, Inc.
                      2.600%, 05/02/05                               19,998,555
                                                                ---------------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost $21,372,456)                             21,372,456
                                                                ===============

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (22.7%)
 506,063,093          Bank of New York Institutional Cash
                      Reserve Fund current rate 3.010%
                      (Cost $506,063,093)                           506,063,093
                                                                ===============
TOTAL INVESTMENTS (170.3%)
   (Cost $3,818,591,264)                                          3,793,594,515
                                                                ===============

NUMBER OF
CONTRACTS                                                            VALUE
-------------------------------------------------------------------------------
WRITTEN OPTIONS (-0.1%)
       1,260          Caterpillar, Inc.
                      Call, 08/20/05, Strike 95.00                     (302,400)
       1,900          Federal National Mortgage Association
                      Call, 06/18/05, Strike 60.00                      (76,000)
         900          Fidelity National Corp.
                      Call, 07/16/05, Strike 35.00                      (40,500)
       3,900          General Growth Properties, Inc.
                      Call, 07/16/05, Strike 35.00                   (1,716,000)
         900          IndyMac Bancorp, Inc.
                      Call, 07/16/05, Strike 35.00                     (342,000)
       2,000          Maytag Corp.
                      Call, 07/16/05, Strike 17.50                      (15,000)
       7,000          Merck & Company, Inc.
                      Call, 07/16/05, Strike 35.00                     (595,000)
                                                                ===============
                      TOTAL WRITTEN OPTIONS
                      (Cost $2,215,237)                              (3,086,900)
                                                                ===============
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-22.7%)              $  (506,063,093)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES (1.1%)                                23,674,900
                                                                ---------------


                                                   Strategic Total Return Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 9

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-48.5%)                                       (1,080,746,441)
                                                                ---------------
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS
   (100.0%)                                                     $ 2,227,372,981
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Values for securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2005, the market value of 144A securities that could not be exchanged to the registered form was $231,677,735 or 10.4% of net assets applicable to common shareholders of the Fund.

^     Security, or portion of security, is on loan.

#     Non-Income producing security.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

++ Variable rate security. The interest rate shown is the rate in effect at April 30, 2005.

<>    Security position is held in a segregated account as collateral for written options aggregating a total market value of $171,904,057.

FOREIGN CURRENCY ABBREVIATIONS

CAD      Canadian Dollar
EUR      European Monetary Unit
GBP      British Pound Sterling

FUND SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

FINANCIALS                             21.3%
CONSUMER DISCRETIONARY                 15.1%
HEALTH CARE                            13.7%
ENERGY                                 11.1%
INDUSTRIALS                            10.3%
TELECOMMUNICATION SERVICES              8.9%
INFORMATION TECHNOLOGY                  7.8%
CONSUMER STAPLES                        5.7%
MATERIALS                               5.0%
UTILITIES                               1.1%


   Strategic Total Return Fund
10 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $3,818,591,264)                                                                  $ 3,793,594,515
Restricted cash for open options (interest bearing)                                                                   150,000
Receivable for investments sold                                                                                     8,067,706
Accrued interest and dividends receivables                                                                         37,341,811
Unrealized appreciation on interest rate swaps                                                                      2,454,828
Other assets                                                                                                           10,421
-----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                              3,841,619,281
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to custodian                                                                                                    5,707,102
Payable for income distribution                                                                                     3,953,699
Payable for investments purchased                                                                                  11,581,063
Payable to investment advisor                                                                                       2,731,771
Payable to financial accountant                                                                                        31,523
Payable for deferred compensation to Trustees                                                                          10,421
Options written, at value (premium $2,215,237)                                                                      3,086,900
Other accounts payable and accrued liabilities                                                                        334,287
Payable upon return of securities loaned                                                                          506,063,093
-----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                           533,499,859
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 43,200 shares, including dividends payable                    1,080,746,441
-----------------------------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                              2,227,372,981
=============================================================================================================================
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 154,514,000 shares issued and outstanding             $ 2,200,733,859
Undistributed net investment income (loss)                                                                         (5,910,501)
Accumulated net realized gain (loss) on investments, written options, foreign currency transactions and
interest rate swaps                                                                                                55,935,590
Net unrealized appreciation (depreciation) on investments, written options, foreign currency translations
and interest rate swaps                                                                                           (23,385,967)
-----------------------------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                            $ 2,227,372,981
=============================================================================================================================
Net asset value per common share based on 154,514,000 shares issued and outstanding                           $         14.42
=============================================================================================================================

*     Includes $488,767,686 of securities loaned.


                                                  Strategic Total Return Fund
                       Statement of Assets and Liabilities  SEMIANNUAL REPORT 11

                 See accompanying Notes to Financial Statements.

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                    $  52,316,602
Dividends (net of foreign taxes witheld of $155,902)                                                           39,169,475
Securities lending income                                                                                       1,014,094
-------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                                                  92,500,171
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                                                       16,786,159
Financial accounting fees                                                                                         191,043
Auction agent and rating agency fees                                                                            1,376,512
Printing and mailing fees                                                                                         324,463
Accounting fees                                                                                                   236,785
Custodian fees                                                                                                    109,365
Registration fees                                                                                                  66,850
Audit and legal fees                                                                                               66,593
Trustees' fees                                                                                                     13,941
Transfer agent fees                                                                                                13,785
Other                                                                                                              36,411
-------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                           19,221,907
-------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME (LOSS)                                                                             73,278,264
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY
AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
   Investments                                                                                                 74,906,497
   Written options                                                                                                  1,600
   Foreign currency transactions                                                                                   53,817
   Interest rate swaps                                                                                         (4,620,486)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                                                                                (41,979,264)
   Written options                                                                                             (1,137,061)
   Foreign currency translations                                                                                  (26,834)
   Interest rate swaps                                                                                         12,904,856
-------------------------------------------------------------------------------------------------------------------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY AND
      INTEREST RATE SWAPS                                                                                      40,103,125
=========================================================================================================================
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         113,381,389
=========================================================================================================================
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                                                         (13,774,895)
-------------------------------------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS     $  99,606,494
=========================================================================================================================


   Strategic Total Return Fund
12 SEMIANNUAL REPORT  Statement of Operations

                 See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                                         For the Six
                                                                                        Months Ended        For the Period
                                                                                       April 30, 2005            Ended
                                                                                        (unaudited)        October 31, 2004*
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                          $    73,278,264      $    79,377,024
Net realized gain (loss) from investments, written options, foreign currency
transactions and interest rate swaps                                                       70,341,428          (21,276,962)
Change in net unrealized appreciation/depreciation on investments, written
options, foreign currency translations and interest rate swaps                            (30,238,303)           6,852,336
Dividends to preferred shareholders from
   Net investment income                                                                  (13,774,895)          (8,528,292)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common shareholders resulting
from operations                                                                            99,606,494           56,424,106
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                                                     (71,462,728)         (57,942,750)

CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                                                     --      $ 2,213,412,630
Offering costs on common shares                                                                    --           (1,329,771)
Offering costs on preferred shares                                                                 --          (11,335,000)
   Net increase (decrease) in net assets from capital stock transactions                           --        2,200,747,859
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  28,143,766        2,199,229,215
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                                     2,199,229,215                   --
----------------------------------------------------------------------------------------------------------------------------
End of period                                                                         $ 2,227,372,981      $ 2,199,229,215
============================================================================================================================
Undistributed net investment income (loss)                                            $    (5,910,501)     $     6,048,858

*     The Fund commenced operations on March 26, 2004.


                                                  Strategic Total Return Fund
                        Statement of Changes in Net Assets  SEMIANNUAL REPORT 13

                 See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Calamos Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, except exchange traded option securities, that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade


   Strategic Total Return Fund
14 SEMIANNUAL REPORT  Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.


                                                  Strategic Total Return Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 1.00% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Effective November1, 2004, Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the net assets of Calamos Investment Trust and Calamos Advisors Trust, and the managed assets of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, and Calamos Strategic Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting services fee payable to Calamos Advisors based on average assets of the Fund.

Certain officers and trustees of the Trust are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $10,421 are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2005. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at April 30, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the six months ended April 30, 2005 were as follows:

Purchases                   $1,448,726,121
Proceeds from sales          1,447,328,928

The following information is presented on an income tax basis as of April 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at April 30, 2005 was as follows:

Cost basis of investments                                       $ 3,826,470,288
                                                                ---------------
Gross unrealized appreciation                                       157,401,877
Gross unrealized depreciation                                      (190,277,650)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $   (32,875,773)
                                                                ===============


   Strategic Total Return Fund
16 SEMIANNUAL REPORT  Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 4 - INCOME TAXES

Distributions during the fiscal year ended October 31, 2004 were characterized for income tax purposes as follows:

Distributions paid from:
Net investment income                                                $62,365,389
Capital gains                                                                 --

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    11,360,755
Undistributed capital gains                                                  --
                                                                ---------------
Total undistributed earnings                                         11,360,755
Accumulated capital and other losses                                (10,297,008)
Net unrealized gains/(losses)                                         1,560,175
                                                                ---------------
Total accumulated earnings/(losses)                                   2,623,922
Other                                                                (4,128,566)
Paid-in capital                                                   2,200,733,859
                                                                ---------------
                                                                $ 2,199,229,215
                                                                ---------------

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 154,514,000 shares outstanding at April 30, 2005. Calamos Advisors LLC owned 14,883 of the outstanding shares. Transactions in common shares were as follows:

                                                            FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                                           APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004*
-----------------------------------------------------------------------------------------------------------
Beginning shares                                                  154,514,000                        --
Shares sold                                                                --               154,514,000
Shares issued through reinvestment of distributions                        --                        --
                                                                  -------------------------------------
Ending shares                                                     154,514,000               154,514,000
                                                                  =====================================

*     THE FUND COMMENCED OPERATIONS ON MARCH 26, 2004.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2005.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the


                                                  Strategic Total Return Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 8 - OPTIONS TRANSACTIONS

The Fund may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Transactions in options written during the six months ended April 30, 2005 were as follows:

                                                      NUMBER OF       PREMIUMS
                                                      CONTRACTS       RECEIVED
--------------------------------------------------------------------------------
Options outstanding at October 31, 2004                 6,900       $ 1,127,898
Options written                                       102,510         7,079,389
Options closed                                        (56,952)       (4,432,677)
Options expired                                       (34,598)       (1,559,373)
                                                      -------------------------
Options outstanding at April 30, 2005                  17,860       $ 2,215,237
                                                      =========================

NOTE 9 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of
B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.81% to 3.61% for the six months ended April 30, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


   Strategic Total Return Fund
18 SEMIANNUAL REPORT  Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 10 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of April 30, 2005 were as follows:

                                                                                        UNREALIZED
                    TERMINATION        NOTIONAL       FIXED RATE    FLOATING RATE      APPRECIATION
COUNTERPARTY            DATE         AMOUNT (000)     (FUND PAYS)  (FUND RECEIVES)    (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Citibank NA          June 4, 2006      $150,000          3.04%      1 month LIBOR      $   972,795
Citibank NA      February 4, 2007       150,000          3.68%      1 month LIBOR          419,205
Citibank NA          June 4, 2007       150,000          3.61%      1 month LIBOR          999,285
Citibank NA      February 4, 2008       150,000          3.88%      1 month LIBOR          582,532
Citibank NA          June 4, 2009       200,000          4.34%      1 month LIBOR       (1,316,580)
Citibank NA      February 4, 2010       200,000          4.14%      1 month LIBOR          797,591
                                                                                       -----------
                                                                                       $ 2,454,828
                                                                                       ===========

NOTE 11 - SECURITIES LENDING

During the six months ended April 30, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2005, the Fund had securities valued at $488,767,686 that were on loan to broker-dealers and banks and $506,063,093 in cash or cash equivalent collateral.


                                                  Strategic Total Return Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 19

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  For the Six Months     March 26, 2004*
                                                                                    Ended April 30,         through
                                                                                      (unaudited)       October 31, 2004
                                                                                  --------------------------------------
                                                                                          2005               2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginnning of period                                                 $     14.23        $     14.32(a)
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                              0.47               0.51
--------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from investments, written options,
   foreign currency and interest rate swaps                                                  0.27              (0.09)
--------------------------------------------------------------------------------------------------------------------
Dividends to preferred shareholders from:
   Net investment income (common share equivalent basis)                                    (0.09)             (0.06)
--------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                       0.65               0.36
--------------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from:
   Net investment income                                                                    (0.46)             (0.37)
--------------------------------------------------------------------------------------------------------------------
Capital charge resulting from issuance of common and preferred shares                          --              (0.08)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $     14.42        $     14.23
--------------------------------------------------------------------------------------------------------------------
Market value, end of period                                                           $     13.57        $     13.34
--------------------------------------------------------------------------------------------------------------------
Total investment return based on(b):
--------------------------------------------------------------------------------------------------------------------
   Net asset value                                                                           4.82%              2.10%
--------------------------------------------------------------------------------------------------------------------
   Market value                                                                              5.22%             (8.59)%
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders, end of period (000's omitted)           $ 2,227,373        $ 2,199,229
--------------------------------------------------------------------------------------------------------------------
Preferred shares, at redemption value ($25,000 per share liquidation preference)
(000's omitted)                                                                       $ 1,080,000        $ 1,080,000
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets applicable to common shareholders:
--------------------------------------------------------------------------------------------------------------------
   Net expenses(c)                                                                           1.68%              1.61%
--------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)(c)                                                           6.41%              6.27%
--------------------------------------------------------------------------------------------------------------------
   Preferred share dividends(c)                                                              1.21%              0.67%
--------------------------------------------------------------------------------------------------------------------
   Net investment income (loss), net of preferred share dividends(c)                         5.20%              5.59%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                        43%                11%
--------------------------------------------------------------------------------------------------------------------
Average commission rate paid                                                          $    0.0226        $    0.0197
--------------------------------------------------------------------------------------------------------------------
Asset coverage per preferred share, at end of period(d)                               $    76,577        $    75,916
--------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.

(c)   Annualized for periods less than one year.

(d) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.


   Strategic Total Return Fund
20 SEMIANNUAL REPORT  Financial Highlights

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Strategic Total Return
Fund:

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Strategic Total Return Fund (the "Fund") as of April 30, 2005, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets and the financial highlights for the period from March 26, 2004 (commencement of operations) through October 31, 2004; and in our report dated December 21, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


/s/ Deloitte & Touche LLP

Chicago, Illinois
June 20, 2005


                                                  Strategic Total Return Fund
   Report of Independent Registered Public Accounting Firm  SEMIANNUAL REPORT 21

OTHER INFORMATION (UNAUDITED)

RESULTS OF SHAREHOLDER MEETING. The Annual Meeting of Shareholders of the Fund was held on April 6, 2005 where shareholders voted on the elections of trustees. With regard to the election, each trustee standing for election was elected by the shareholders as follows:

                                                         # OF COMMON
TRUSTEES                                             AND PREFERRED SHARES
--------------------------------------------------------------------------------
                                                FOR                     WITHHELD
                                            ------------------------------------
John P. Calamos, Sr.                        145,147,199                1,916,742
Weston W. Marsh                             145,147,699                1,916,242

                                                    # OF PREFERRED SHARES
                                            ------------------------------------
                                                FOR                     WITHHELD
                                            ------------------------------------
William R. Rybak                                 33,628                       25

The other trustees of the Fund whose terms did not expire in 2005 are Nick P. Calamos, Joe F. Hanauer, John E. Neal and Stephen B. Timbers.


   Strategic Total Return Fund
22 SEMIANNUAL REPORT  Other Information

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

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

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

                                    [LOGO](R)
                             CALAMOS INVESTMENTS(R)

--------------------------------------------------------------------------------
  Calamos Investments | 1111 E. Warrenville Road | Naperville, IL 60563-1463 |
                         800.582.6959 | www.calamos.com
--------------------------------------------------------------------------------

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Fund's proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
1111 E. Warrenville Road
Naperville, IL 60563-1463

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT ACCOUNTANTS
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

                    AS OF JULY 15, 2005, CALAMOS INVESTMENTS
                    WILL BE LOCATED AT:
                               2020 CALAMOS COURT
                              NAPERVILLE, IL 60563

              (C) 2005 Calamos Holdings LLC. All Rights Reserved.
      Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CSQSAN 1946 2005




ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------- ----------------- -------------- --------------------- ----------------------------
                                                         (C) TOTAL NUMBER         (D) MAXIMUM NUMBER
                        (A) TOTAL                         OF SHARES (OR         (OR APPROXIMATE DOLLAR
                        NUMBER OF       (B) AVERAGE      UNITS) PURCHASED        VALUE) OF SHARES (OR
                       SHARES (OR       PRICE PAID     AS PART OF PUBLICLY      UNITS) THAT MAY YET BE
                         UNITS)          PER SHARE        ANNOUNCED PLANS         PURCHASED UNDER THE
      PERIOD            PURCHASED        (OR UNIT)          OR PROGRAMS            PLANS OR PROGRAMS
-------------------- ----------------- -------------- --------------------- ----------------------------
November 1 to               0                0                 0                         0
November 30
-------------------- ----------------- -------------- --------------------- ----------------------------
December 1 to            151,390          $13.74               0                         0
December 31
-------------------- ----------------- -------------- --------------------- ----------------------------
January 1 to                0                0                 0                         0
January 31
-------------------- ----------------- -------------- --------------------- ----------------------------
February 1 to               0                0                 0                         0
February 28
-------------------- ----------------- -------------- --------------------- ----------------------------
March 1 to                  0                0                 0                         0
March 31
-------------------- ----------------- -------------- --------------------- ----------------------------
April 1 to April            0                0                 0                         0
30
-------------------- ----------------- -------------- --------------------- ----------------------------
Total                       0                0                 0                         0
-------------------- ----------------- -------------- --------------------- ----------------------------


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics -- Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005